REVENUE (Tables)	12 Months Ended
Dec. 31, 2018
Revenue, Initial Application Period Cumulative Effect Transition [Abstract]
Summary of Cumulative Effect Adjustment of ASC 606 on Balance Sheet Accounts
The Company adopted ASC 606 effective January 1, 2018 using the modified retrospective method, applied to those contracts which were not substantially completed as of January 1, 2018. Such method provides that the cumulative effect from prior periods upon applying the new guidance be recognized in the consolidated balance sheets as of January 1, 2018, including an adjustment to accumulated deficit. A summary of such cumulative effect adjustment is as follows:

Cumulative effect adjustment as of January 1, 2018
Increase in trade receivables, net	$2,327
Increase in deferred commission costs	4,526
Decrease in deferred taxes, net	765
Decrease in deferred revenue	539
Decrease in accumulated deficit	$6,627

Schedule of Impact of Adoption of ASC 606 on Consolidated Statements of Operations and Balance Sheets
The following table discloses the impact of the adoption of ASC 606 on the Company’s consolidated statements of operations and balance sheets:

	Year ended December 31, 2018
	As reported	Under previous standard	Effect of change higher (lower)
Revenues:
Software licenses	$52,542	$34,181	$18,361
Maintenance and services	33,707	33,394	313
Total revenues	86,249	67,575	18,674

Operating expenses:
Cost of software licenses	891	891	-
Cost of maintenance and services	9,852	10,035	(183)
Research and development	16,901	16,901	-
Selling and marketing	44,431	48,133	(3,702)
General and administrative	6,629	6,629	-
Total operating expenses	78,704	82,589	(3,885)

Operating income (loss)	7,545	(15,014)	22,560

Financial income, net	336	336	-

Income (loss) before income taxes	7,881	(14,678)	22,559

Taxes on income	(1,924)	(1,337)	(587)

Net income (loss)	$5,957	$(16,015)	$21,972
Basic net income (loss) per share	$0.28	$(0.76)	$(1.04)
Diluted net income (loss) per share	0.27	(0.73)	(1.00)

	December 31, 2018
	As reported	Under previous standard	Effect of change higher (lower)
Assets:
Trade receivables, net	$19,742	$13,622	$6,120
Deferred commission cost	8,334	-	8,334
Liabilities:
Deferred revenue	17,188	32,685	(15,497)
Deferred taxes, net	350	(1,002)	1,352
Shareholders’ Equity:
Accumulated deficit	$112,045	$140,644	$(28,599)